Short-Term Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Committed credit facilities	$ 8,050
Debt instrument, term	364 days
Outstanding amount	$ 0
Reclassified to long-term debt	$ 4,543	$ 4,050